Cash and Cash Equivalents (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Cash and Cash Equivalents
Cash at bank and on hand	$ 57,209,000	$ 30,018,000
Bank deposits maturing in three months or less	18,120,000	55,247,000
Cash and cash equivalents	75,329,000	85,265,000	$ 112,532,000	$ 79,431,000
United States dollar ("US$")
Cash and Cash Equivalents
Cash and cash equivalents	55,761,000	66,381,000
RMB
Cash and Cash Equivalents
Cash and cash equivalents	15,186,000	15,140,000
UK Pound Sterling
Cash and Cash Equivalents
Cash and cash equivalents	725,000	295,000
Hong Kong dollar ("HK$")
Cash and Cash Equivalents
Cash and cash equivalents	$ 3,657,000	$ 3,449,000
Bank deposits maturing in three months or less | Weighted average
Cash and Cash Equivalents
Effective interest rate (in percentage)	1.76%	1.06%
Bank deposits maturing in three months or less | Minimum
Cash and Cash Equivalents
Bank deposit maturity period (in days)	7 days	7 days
Bank deposits maturing in three months or less | Maximum
Cash and Cash Equivalents
Bank deposit maturity period (in days)	90 days	90 days